UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22985

Smead Funds Trust

(Exact name of registrant as specified in charter)

600 University Street, Suite 2412

Seattle, WA 98101

(Address of principal executive offices) (Zip code)

Cole W. Smead

600 University Street, Suite 2412

Seattle, WA 98101

(Name and address of agent for service)

(877) 807-4122

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

The Fund’s unaudited schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

SMEAD VALUE FUND

Schedule of Investments

February 28, 2015

	Shares	Value
COMMON STOCKS 98.10%

Banks 13.63%
Bank of America Corp.	2,799,147	$44,254,514
JPMorgan Chase & Co.	862,438	52,850,201
Wells Fargo & Co.	824,355	45,166,410

		142,271,125

Consumer Durables & Apparel 4.37%
NVR, Inc. (a)	34,270	45,647,640

Consumer Services 3.91%
H&R Block, Inc.	909,408	31,056,283
Starbucks Corp.	103,812	9,704,865

		40,761,148

Diversified Financials 11.07%
Berkshire Hathaway, Inc. — Class B (a)	325,659	48,005,393
Franklin Resources, Inc.	629,627	33,892,822
Navient Corp.	1,004,791	21,502,527
SLM Corp.	1,277,763	12,100,416

		115,501,158

Food & Staples Retailing 3.13%
Walgreens Boots Alliance, Inc.	392,732	32,628,175

Health Care Equipment & Services 2.05%
Medtronic PLC (b)	275,571	21,381,554

Insurance 6.42%
Aflac, Inc.	735,225	45,767,756
Chubb Corp.	211,820	21,277,319

		67,045,075

Media 15.68%
Comcast Corp. — Class A	515,608	30,392,513
Gannett Co., Inc.	2,034,719	72,029,053
News Corp. — Class A (a)	1,269,160	21,924,739
Walt Disney Co.	377,225	39,261,578

		163,607,883

Pharmaceuticals, Biotechnology & Life Sciences 16.93%
AbbVie, Inc.	264,252	15,987,246
Amgen, Inc.	300,820	47,445,330
Gilead Sciences, Inc. (a)	206,198	21,347,679
Johnson & Johnson	176,703	18,113,825
Merck & Co., Inc.	632,225	37,010,451
Pfizer, Inc.	1,070,041	36,723,807

		176,628,338

Retailing 11.50%
Cabela’s, Inc. — Class A (a)	853,447	46,461,654
Home Depot, Inc.	279,445	32,066,314
Nordstrom, Inc.	515,046	41,425,150

		119,953,118

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

February 28, 2015

	Shares	Value
Software & Services 9.41%
Accenture PLC — Class A (b)	265,848	$23,934,295
eBay, Inc. (a)	1,098,760	63,629,192
Microsoft Corp.	241,610	10,594,599

		98,158,086

TOTAL COMMON STOCKS (Cost $846,820,163)		1,023,583,300

SHORT-TERM INVESTMENT 1.64%

Money Market Fund 1.64%

State Street Institutional Liquid Reserves	17,122,519	17,122,519

TOTAL SHORT-TERM INVESTMENT (Cost $17,122,519)		17,122,519

TOTAL INVESTMENTS (Cost $863,942,682) 99.74%		1,040,705,819
Other Assets in Excess of Liabilities 0.26%		2,752,019

TOTAL NET ASSETS 100.00%		$1,043,457,838

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Notes to Financial Statements

February 28, 2015

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$863,942,682

Gross unrealized appreciation	177,707,418
Gross unrealized depreciation	(944,281)
Net unrealized appreciation	$176,763,137

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section of the Fund’s most recent semi-annual or annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Over-the-Counter (“OTC”) securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund’s Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical securities.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2015

Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations of the Fund’s investments by each fair value hierarchy level as of February 28, 2015:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$1,023,583,300	$—	$—	$1,023,583,300

Total Equity	1,023,583,300	—	—	1,023,583,300
Short-Term Investment	—	17,122,519	—	17,122,519

Total Investments in Securities	$1,023,583,300	$17,122,519	$—	$1,040,705,819

(1) See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at February 28, 2015. For the period ended February 28, 2015, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Smead Funds Trust

By (Signature and Title) /s/ William Smead

William Smead, President

Date 04/20/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ William Smead

William Smead, President

Date 04/20/15

By (Signature and Title)* /s/ Cole Smead

Cole Smead, Treasurer

Date 04/20/15

* Print the name and title of each signing officer under his or her signature.